Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2021
Reserve for Life-Contingent Contract Benefits and Contractholder Funds
Schedule of reserve for life-contingent contract benefits
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2021	2020
Immediate fixed annuities:
Structured settlement annuities	$5,166	$7,407
Other immediate fixed annuities	1,357	1,507
Traditional life insurance	2,425	2,650
Accident and health insurance	102	169
Other	69	67
Total reserve for life-contingent contract benefits	$9,119	$11,800

Summary of key assumptions generally used in calculating the reserve for life-contingent contract benefits
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	Actual company experience with projected calendar year improvements	6.0%	Present value of contractually specified future benefits and expenses
Other immediate fixed annuities	Actual company experience with projected calendar year improvements	6.0%	Present value of expected future benefits based on historical experience and expenses
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Industry data with internal modifications	4.5%	Unearned premium; additional contract reserves for morbidity risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________
(1)In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”)
Schedule of contractholder funds
As of December 31, contractholder funds consist of the following:

($ in millions)	2021	2020
Interest-sensitive life insurance	$6,883	$7,794
Investment contracts:
Fixed annuities	6,000	8,163
Other investment contracts	511	524
Total contractholder funds	$13,394	$16,481

Schedule of key contract provisions relating to contractholder funds
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 8.8% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0.0% to 8.7% for immediate annuities; (8.0)% to 9.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 5.5% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 11.3% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________
(1)In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

Schedule of contractholder funds activity
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2021	2020	2019
Balance, beginning of year	$16,481	$16,711	$17,470
Deposits	904	818	834
Interest credited	449	574	581
Benefits	(693)	(733)	(769)
Surrenders and partial withdrawals	(590)	(649)	(844)
Contract charges	(705)	(643)	(637)
Net transfers from separate accounts	7	5	11
Decrease related to sale of ALNY	(2,368)	—	—
Decrease related to AHL recapture of reinsurance	(146)	—	—
Reinsurance assumed from EAC	—	256	—
Other adjustments	55	142	65
Balance, end of year	$13,394	$16,481	$16,711

Schedule of variable annuity contracts with guarantees
The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	As of December 31,
	2021	2020
In the event of death
Separate account value	$2,885	$3,174
Net amount at risk (1)	$267	$308
Average attained age of contractholders	68 years	72 years
At annuitization (includes income benefit guarantees)
Separate account value	$914	$925
Net amount at risk (2)	$113	$140
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$156	$178
Net amount at risk (3)	$11	$12
Accumulation at specified dates
Separate account value	$66	$93
Net amount at risk (4)	$7	$11
Weighted average waiting period until guarantee date	3 years	3 years
____________
(1)Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Schedule of liabilities for guarantees
The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2020	$329	$26	$121	$476
Less reinsurance recoverables	69	23	33	125
Net balance as of December 31, 2020	260	3	88	351
Incurred guarantee benefits	36	—	19	55
Paid guarantee benefits	(5)	—	—	(5)
Decrease related to sale of ALNY	(41)	—	—	(41)
Reinsurance ceded to ERL	(87)	—	—	(87)
Net change	(97)	—	19	(78)
Net balance as of December 31, 2021	163	3	107	273
Plus reinsurance recoverables	161	17	23	201
Balance, December 31, 2021	$324	$20	$130	$474

Balance, December 31, 2019	$292	$23	$103	$418
Less reinsurance recoverables	81	20	32	133
Net balance as of December 31, 2019	211	3	71	285
Incurred guarantee benefits	49	—	17	66
Paid guarantee benefits	(2)	—	—	(2)
Reinsurance assumed from EAC	2	—	—	2
Net change	49	—	17	66
Net balance as of December 31, 2020	260	3	88	351
Plus reinsurance recoverables	69	23	33	125
Balance, December 31, 2020	$329	$26	$121	$476

Reserves included in total liability balance for guarantees
The following table summarizes reserves included in total liability balance for guarantees by type of benefit as of December 31.

($ in millions)	2021	2020	2019
Variable annuity
Death benefits	$69	$67	$78
Income benefits	18	24	21
Accumulation benefits	12	18	18
Withdrawal benefits	11	15	14
Other guarantees	364	352	287
Total	$474	$476	$418